COMMITMENT AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
COMMITMENT AND CONTINGENCIES
COMMITMENT AND CONTINGENCIES

NOTE 16: COMMITMENT AND CONTINGENCIES

On January 2, 2019 the Company entered into the term of Executive’s employment agreement, at a base salary of $10,000 per month with John W. Huemoeller II to serve as its Chief Executive Officer. The Company and Executive acknowledge and agree that Executive’s employment hereunder shall at all times be “at will,” which means that either Executive may resign at any time for any reason or for no reason, and that the Company may terminate Executive’s employment at any time for any reason or for no reason, in either case, subject to the applicable provisions of this Agreement. In further consideration for Executive’s services and subject to the approval of the Board, Executive will be granted an option to purchase 2,000,000 shares of the Company’s common stock (the “Option Shares”). The option will be subject to the terms and conditions applicable to stock options granted under the Company’s 2015 Stock Incentive Plan, as amended from time to time (the “Plan”), and as described in the Plan and the stock option agreement, which Executive will be required to sign. 50% of the Option Shares shall vest on the date of grant and the remaining 50% of the Option Shares shall vest on the 12- month anniversary of the grant date, subject to Executive’s continued employment by the Company. The exercise price per share will be equal to the fair market value per share on the date of grant, as determined by the last closing price of the Company’s common stock the day prior to grant. Beginning in October 2019, the board decided to increase CEO base salary to $35,000 per month.

On April 24, 2017 the company entered into an employment agreement with Robert Malasek, its Chief Financial Officer and Secretary. The agreement does not have a set term and may be terminated at any time by the Company or Mr. Malasek with proper notice. The shares were issued in the 1st quarter 2018. Beginning in October 2019, the board ratified to increase CFO base salary to $3,000 per month.

Industry Sponsored Research Agreement— Sapphire entered into the Industry Sponsored Research Agreement (“SRA”) effective February 7, 2020 to test and confirm the inhibitory activity of SBI-183 (exclusively licensed on January 13, 2020) and SBI-183 analogs, including those synthesized by the Company. The testing will include cell-based in vitro assays, NMR binding studies and testing to determine if SBI-183 enhances the activity of cytotoxic drugs in vitro. Animal studies will also be conducted under the SRA. Specifically, SBI-183 analogs will be evaluated in a mouse model of triple negative breast cancer using human tumor xenografts. The work will be performed over a period of one year with the total cost of the SRA totaling $150,468 paid prior to acquisition. For the year December 31, 2021, the Company recorded research and development expenses of $284,869. The agreement is now being renegotiated.

On August 5, 2020 Sapphire was awarded a $395,880 phase I Small Business Innovation Research (SBIR) grant by the National Cancer Institute (NCI). The grant will support continued development of novel small molecules that inhibit the enzymatic activity of Quiescin Sulfhydryl Oxidase I (QSOX1) based on a lead compound. QSOX1 is a tumor-derived enzyme that is important for cancer growth, invasion and metastasis. Sapphire is conducting this research with technology it has exclusively licensed from Skysong Innovations, LLC, the intellectual property management company for Arizona State University. Sapphire will subcontract tumor biology work for evaluating analog inhibitors for QSOX1 to Dr. Doug Lake’s laboratory at Arizona State University and Mayo Clinic Arizona. Grant income received for the years ended 2021 was $279,981. There was nil in 2022.

On August 25, 2020 we signed an exclusive licensing, manufacturing and distribution agreement with Empowered Diagnostics LLC to execute the high-volume production of our rapid point-of-care diagnostic test. AXIM and Empowered have completed the technology transfer and Empowered Diagnostics has built out their production facility to be able to manufacture millions of our neutralizing antibody tests for COVID-19 per month. In exchange for this license Empowered will pay Axim a royalty on net sales on all licensed products sold by Empowered covered by this license which global with the exception of Mexico.

This agreement was cancelled in February, 2022.

On September 15, 2022, the company entered into a license and distribution agreement for its Lactoferrin dry eye test, Ige allergy test for allergic conjunctivitis and quantitative MMp-9 test to identify ocular surface inflammation. The licensee is Versea Ophthalmics, LLC, A Delaware Limited Liability Company.

The agreement will provide Verséa with the exclusive commercial right to AXIM’s proprietary portfolio of point-of-care (POC) lab testing readers and three key biomarker diagnostic tests designed specifically to assist eye-care physicians in detecting and quantifying biomarkers associated with aqueous deficient Dry Eye Disease and non-specific allergic conjunctivitis. The three AXIM’s key biomarker tests – the Ocular Immunoglobulin E (IgE) test, the Lactoferrin test, and the future MMP-9 test – require the collection of 0.5 microliters in tears and provide quantitative results in under 10 minutes, an industry-leading return time.

Verséa plans to launch IgE and Lactoferrin tests at the upcoming 2022 American Academy of Ophthalmology (AAO) and American Academy of Optometry (AAOPT) conferences. The MMP-9 test is anticipated to follow in the next 18-24 months.

Versea plans to launch sales sometime in second quarter 2023.  During first quarter 2023 further modification of the tests and packaging took place.

Operating Lease

Lease Agreement—On March 3, 2020, Sapphire entered into a 3-year lease agreement (“Lease”) to relocate to a larger space within the same business park. The new space totals 1,908 square feet with monthly base rent in the 1st year $4,713, 2nd year $4,854 and 3rd year $5,000 at implicit interest rate of 6%. A new lease is effective April 25, 2023.  Upon commencement of the Lease on April 25, 2023, the previous lease will expire. The company has renewed the lease effective May 1, 2023 and therefore the related right of use assets and lease liability established subsequent to March 31, 2023.   The following table sets forth the revised schedule of the monthly Base Rent payable for the Premises during the Extended Term:

Month(s) of Term	No. of Months	Monthly Base Rent	Conditionally Abated Monthly Base Rent	Total Monthly Base Rent
May 1, 2023 – May 31, 2023	1	$8,014.00		$8,014.00
June 1, 2023 – June 30, 2023	1	$8,014.00	$8,014.00	$8,014.00
July 1, 2023 – April 30, 2024	10	$8,014.00		$8,014.00
May 1, 2024 – April 30, 2025	12	$8,335.00		$8,334.00
May 1, 2025 – April 30, 2026	12	$8,668.00		$8,668.00
May 1, 2026 – May 31, 2026	1	$9,014.00		$9,014.00

Operating Leases - Right of Use Assets and Purchase Commitments Right of Use Assets

We have operating leases for office space that expire through 2023. Below is a summary of our right of use assets and liabilities as of March 31, 2023.

Right-of-use assets	$4,984

Lease liability obligations, current	$4,984
Lease liability obligations, noncurrent
Total lease liability obligations	$-

Weighted-average remaining lease term	0.125 years

Weighted-average discount rate	6%

The following table summarizes the lease expense for the Three Months ended March 31, 2023 and 2022 respectively:

	March 31,		March 31,
	2023		2022
Operating lease expense	$19,104	*	$14,562
Short-term lease expense	11,637		7,660
Total lease expense	$30,741		$22,222

*We recorded $30,741 of operating lease expense this includes $11,637 of maintenance charges and month to month lease.

Approximate future minimum lease payments for our right of use assets over the remaining lease periods as of March 31, 2023, are as follows:

	$
2023
Total minimum payments		5,000
Less: amount representing interest		(16)
Total		$4,984

Litigation

As of March 31, 2023, and this report issuing date, the Company is not a party to any pending material legal proceeding. To the knowledge of management, no federal, state or local governmental agency is presently contemplating any proceeding against the Company. To the knowledge of management, no director, executive officer or affiliate of the Company, any owner of record or beneficially of more than five percent of the Company’s Common Stock is a party adverse to the Company or has a material interest adverse to the Company in any proceeding.

NOTE 17: COMMITMENT AND CONTINGENCIES

On January 2, 2019 the Company entered into the term of Executive’s employment agreement, at a base salary of $10,000 per month with John W. Huemoeller II to serve as its Chief Executive Officer. The Company and Executive acknowledge and agree that Executive’s employment hereunder shall at all times be “at will,” which means that either Executive may resign at any time for any reason or for no reason, and that the Company may terminate Executive’s employment at any time for any reason or for no reason, in either case, subject to the applicable provisions of this Agreement. In further consideration for Executive’s services and subject to the approval of the Board, Executive will be granted an option to purchase 2,000,000 shares of the Company’s common stock (the “Option Shares”). The option will be subject to the terms and conditions applicable to stock options granted under the Company’s 2015 Stock Incentive Plan, as amended from time to time (the “Plan”), and as described in the Plan and the stock option agreement, which Executive will be required to sign. 50% of the Option Shares shall vest on the date of grant and the remaining 50% of the Option Shares shall vest on the 12- month anniversary of the grant date, subject to Executive’s continued employment by the Company. The exercise price per share will be equal to the fair market value per share on the date of grant, as determined by the last closing price of the Company’s common stock the day prior to grant. Beginning in October 2019, the board decided to increase CEO base salary to $35,000 per month.

On April 24, 2017 the company entered into an employment agreement with Robert Malasek, its Chief Financial Officer and Secretary. The agreement does not have a set term and may be terminated at any time by the Company or Mr. Malasek with proper notice. The shares were issued in the 1st quarter 2018. Beginning in October 2019, the board ratified to increase CFO base salary to $3,000 per month. During 2022 the board subsequently increased Mr Malasek’s compensation to 7,500 per month

Industry Sponsored Research Agreement— Sapphire entered into the Industry Sponsored Research Agreement (“SRA”) effective February 7, 2020 to test and confirm the inhibitory activity of SBI-183 (exclusively licensed on January 13, 2020) and SBI-183 analogs, including those synthesized by the Company. The testing will include cell-based in vitro assays, NMR binding studies and testing to determine if SBI-183 enhances the activity of cytotoxic drugs in vitro. Animal studies will also be conducted under the SRA. Specifically, SBI-183 analogs will be evaluated in a mouse model of triple negative breast cancer using human tumor xenografts. The work will be performed over a period of one year with the total cost of the SRA totaling $150,468 paid prior to acquisition. For the year December 31, 2021, the Company recorded research and development expenses of $284,869. This agreement is now being renegotiated.

On August 25, 2020, we signed an exclusive licensing, manufacturing and distribution agreement with Empowered Diagnostics LLC to execute the high-volume production of our rapid point-of-care diagnostic test. AXIM and Empowered have completed the technology transfer and Empowered Diagnostics has built out their production facility to be able to manufacture millions of our neutralizing antibody tests for COVID-19 per month. In exchange for this license Empowered will pay Axim a royalty on net sales on all licensed products sold by Empowered covered by this license which global with the exception of Mexico.

This agreement was cancelled in February, 2022.

On September 15, 2022, the company entered into a license and distribution agreement for its Lactoferrin dry eye test, Ige allergy test for allergic conjunctivitis and quantitative MMp-9 test to identify ocular surface inflammation. The licensee is Versea Ophthalmics, LLC, A Delaware Limited Liability Company.

The agreement will provide Verséa with the exclusive commercial right to AXIM’s proprietary portfolio of point-of-care (POC) lab testing readers and three key biomarker diagnostic tests designed specifically to assist eye-care physicians in detecting and quantifying biomarkers associated with aqueous deficient Dry Eye Disease and non-specific allergic conjunctivitis. The three AXIM’s key biomarker tests – the Ocular Immunoglobulin E (IgE) test, the Lactoferrin test, and the future MMP-9 test – require the collection of 0.5 microliters in tears and provide quantitative results in under 10 minutes, an industry-leading return time.

Verséa plans to launch IgE and Lactoferrin tests at the upcoming 2022 American Academy of Ophthalmology (AAO) and American Academy of Optometry (AAOPT) conferences. The MMP-9 test is anticipated to follow in the next 18-24 months.

In recent months, AXIM has been preparing for the scaling of production of its tests in anticipation of an agreement such as the one reached with Verséa and is now prepared to support new orders associated with the agreement and subsequent launch.

Due to the Agreement, the positions of: (i) National Sales Director; and (ii) Chief Medical Officer held by Jeff Busby and Dr. Joseph Tauber, respectively, were no longer necessary for Company operations and, therefore, eliminated.

The Company received an initial license fee of $150,000 and has the right to cancel the agreement if minimum sales targets are not reached. This amount was recorded as deferred revenue and amortized over 5 years beginning September 15, 2022. During the year ended December 31, 2022 and 2021, the Company amortized $8,875 and $0. The carrying balance as of December 31, 2022 and 2021 was $141,125 and $0, respectively.

The Company also received $192,000 towards sale of its IgE and Lactoferrin tests. The tests were not shipped as of December 31, 2022 so the amount was disclosed as deferred revenue as of December 31, 2022.

Operating Lease

Lease Agreement—On March 3, 2020, Sapphire entered into a 3-year lease agreement (“Lease”) to relocate to a larger space within the same business park. The new space totals 1,908 square feet with monthly base rent in the 1st year $4,713, 2nd year $4,854 and 3rd year $5,000 at implicit interest rate of 6%. Upon commencement of the Lease on April 25, 2020, the previous lease will expire.

Operating Leases - Right of Use Assets and Purchase Commitments Right of Use Assets

We have operating leases for office space that expire through 2023. Below is a summary of our right of use assets and liabilities as of December 31, 2022.

Right-of-use assets	$19,789

Lease liability obligations, current	$19,789
Lease liability obligations, noncurrent
Total lease liability obligations	$19,789

Weighted-average remaining lease term	0.33 years

Weighted-average discount rate	6%

The following table summarizes the lease expense for the years ended December 31, 2022 and 2021:

	December 31,		December 31,
	2022		2021
Operating lease expense	$75,732	*	$57,684
Short-term lease expense	38,790		15,711
Total lease expense	$114,522		$73,395

*We recorded $59,416 of operating lease expense this includes $16,316 of maintenance charges.

Approximate future minimum lease payments for our right of use assets over the remaining lease periods as of December 31, 2022, are as follows:

2023	$20,000
Total minimum payments	20,000
Less: amount representing interest	(211)
Total	$19,789

Litigation

As of December 31, 2022, and this report issuing date, the Company is not a party to any pending material legal proceeding. To the knowledge of management, no federal, state or local governmental agency is presently contemplating any proceeding against the Company. To the knowledge of management, no director, executive officer or affiliate of the Company, any owner of record or beneficially of more than five percent of the Company’s Common Stock is a party adverse to the Company or has a material interest adverse to the Company in any proceeding.